Schedule of finance costs (Details) - SGD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance Costs
Interest expenses from leases	$ 1,299	$ 2,443	$ 1,706	$ 9,414	$ 2,310
Interest expenses from shareholder loan			1,444
Finance costs	$ 1,299	$ 2,443	$ 3,150	$ 9,414	$ 2,310